Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Revenues	$ 1,653,667	$ 1,748,200	$ 1,817,077
EXPENSES:
Drilling units operating expenses	454,329	582,122	727,832
Depreciation and amortization	334,155	362,587	324,302
Impairment loss (Note 6 and Note 7)	3,776,338	414,986	0
General and administrative expenses	103,961	100,314	131,745
Loss on sale of fixed assets	25,274	5,177	0
Legal settlements and other, net (Note 17)	(8,720)	(2,591)	(721)
Operating income / (expenses)	(3,031,670)	285,605	633,919
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 13)	(226,981)	(280,348)	(300,131)
Interest income	3,449	9,811	12,227
Loss on interest rate swaps (Note 10)	(4,388)	(11,513)	(12,671)
Gain from repurchase of Senior Notes (Note 9)	125,001	189,174	0
Other, net	(614)	(12,899)	4,282
Total other expenses, net	(103,533)	(105,775)	(296,293)
INCOME / (LOSS) BEFORE INCOME TAXES	(3,135,203)	179,830	337,626
Income taxes (Note 14)	(106,315)	(99,816)	(77,823)
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC.	(3,241,518)	80,014	259,803
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC. COMMON STOCKHOLDERS (Note 15)	$ (3,241,518)	$ 78,839	$ 259,031
EARNINGS / (LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 15)	$ (33.43)	$ 0.57	$ 1.96
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 15)	96,950,847	138,757,176	131,837,227
Dividend declared per share	$ 0	$ 0.38	$ 0.57